SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended					6 Months Ended		6 Months Ended		1 Months Ended
	Feb. 13, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Debt Instrument Five [Member]	Dec. 31, 2013 Debt Instrument Five [Member]	Jun. 30, 2014 Debt Instrument Six [Member]	Dec. 31, 2013 Debt Instrument Six [Member]	Jul. 31, 2014 Subsequent Event [Member] Debt Instrument Five [Member]	Jul. 31, 2014 Subsequent Event [Member] Debt Instrument Six [Member]	Jul. 31, 2014 Subsequent Event [Member] Debt Instrument Seven [Member]	Jul. 31, 2014 Subsequent Event [Member] Debt Instrument Eight [Member]
Subsequent Event [Line Items]
Issuance of shares for cash, shares	58,673,987
Price per share	$ 0.60
Bridge loan			$ 600,000
Promissory notes-related party		$ 910,000		$ 224,625		$ 600,000		$ 310,000				$ 20,000	$ 180,000
Interest rate						15.00%		15.00%				15.00%	15.00%
Maturity date						Sep. 30, 2014		Nov. 30, 2014		Jan. 30, 2015	Jan. 30, 2015	Jan. 30, 2015	Jan. 30, 2015